CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 10,209	$ 22,415	$ 3,463
Restricted cash - current			2,316
Accounts receivable - oil and gas	646	4,602	842
Prepaid expenses and other current assets	33	73	204
Total current assets	10,888	27,090	6,825
Oil and gas properties:
Oil and gas properties, subject to amortization, net	83,744	76,952	51,946
Oil and gas properties, not subject to amortization, net	8,090	14,896	8,516
Total oil and gas properties, net	91,834	91,848	60,462
Operating lease - right-of-use asset	316	360
Other assets	3,557	3,598	238
Total assets	106,595	122,896	67,525
Current liabilities:
Accounts payable	2,729	12,099	4,509
Accrued expenses	299	1,972	3,391
Revenue payable	799	827	831
PPP loan - current	165
Operating lease liabilities - current	101	97
Asset retirement obligations - current		225	119
Total current liabilities	4,093	15,220	8,850
Long-term liabilities:
Accrued expenses			14
Accrued expenses - related party			943
Notes payable - Subordinated			400
Notes payable - Subordinated - related party			30,200
Notes payable - related party, net of debt discount			7,694
PPP loan	205
Operating lease liabilities, net of current portion	248	300
Asset retirement obligations, net of current portion	1,973	1,874	2,452
Total liabilities	6,519	17,394	50,553
Commitments and contingencies
Shareholders' equity:
Common stock	72	71	16
Additional paid-in-capital	202,598	201,027	101,450
Accumulated deficit	(102,594)	(95,596)	(84,494)
Total shareholders' equity	100,076	105,502	16,972
Total liabilities and shareholders' equity	$ 106,595	$ 122,896	$ 67,525